SEGMENT INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF KEY METRICS TO EVALUATE PERFORMANCE REGARDING ALLOCATION THE CODM
	For the Year Ended December 31,
	2024	2023
Operating and formation costs	$1,775,606	$973,470
Interest earned on investments held in Trust Account	$1,956,597	$2,908,568